Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug. 01, 2011
Balanced Fund (Prospectus Summary) | Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Balanced Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objectives of the Fund are regular current income, capital preservation and long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 47% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a portfolio of U.S. equity and fixed income securities. Under normal market conditions, a substantial portion of the Fund's total assets, normally 50%-75%, will be invested in common stocks and a variety of securities convertible into common stock such as rights, warrants and convertible preferred stock. The Fund may invest in the equity securities of issuers of all sizes, including smaller and medium sized companies (we consider smaller or medium sized stocks to be those having a market capitalization less than $10 billion at the time of initial purchase). The Fund generally will invest at least 25% of its total assets in investment-grade fixed income securities such as U.S. Government and agency securities, corporate debt securities, mortgage-backed securities, preferred stock and taxable municipal bonds. The Fund may invest in fixed income securities of all maturities. The
Fund may also invest up to 20% of its total assets in fixed income securities which are non-investment grade or unrated.

The Fund's investment strategy (which we call "value investing") is based on our belief that prices fluctuate around the true value of a security. For the equity portion of the Fund we look to identify the securities of growing, well-managed businesses which have honest, competent management. We then estimate the price that an informed, rational buyer would pay for 100% of the business. At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future. The valuation may focus on asset values, earnings power and the intangible value of a company's "franchise" in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company's stock at a significant discount to this "private market value." We invest with a 3-5 year time horizon.
The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows. Ideally the business value grows and the stock continues to trade at a discount for long periods of time. We generally will sell these stocks as they approach or exceed our estimate of private market value.

The Fund's investment strategy with respect to fixed income securities is to select fixed income securities whose yield is sufficiently attractive in view of the risks of ownership.  We consider a number of factors such as the security's price, coupon and yield-to-maturity, as well as the credit quality of the issuer in deciding whether to invest in a particular fixed income security. In addition, we review the terms of the fixed income security, including subordination, default, sinking fund and early redemption provisions.

We do not try to "time" the market. However, if there is cash available for investment and there are not securities which meet the Fund's investment criteria or if we determine that market conditions warrant, the Fund may invest without limitation in cash and cash equivalents such as U.S. Government securities or government money market fund shares. In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•  Market Risk  As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors. You may lose money if you invest in the Fund.

•  Investment in Undervalued Securities  Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•  Interest Rate Risk  The market value of a bond is significantly affected by changes in interest rates. Generally, the longer the average maturity of the bonds in the Fund's investment portfolio, the more the Fund's share price will fluctuate in response to interest rate changes.

•  Credit Risk  When a bond is purchased, its anticipated yield is dependent on the timely payment by the issuer of each installment of interest and principal.  Lower-rated and unrated bonds, while often having a higher yield than higher-rated bonds, involve an increased possibility that the issuer may not be able to make its payments of interest and principal. During periods of deteriorating economic and market conditions, the market value of lower-rated and unrated bonds may decline due to concerns over credit quality. In addition, the liquidity of such securities may be affected, making it more difficult for the Fund to sell the security.

•  Call Risk  The Fund invests in corporate bonds, which are generally subject to call risk. Corporate bonds and some securities issued by U.S. agencies may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. This risk increases when market interest rates are declining, because issuers may find it desirable to refinance by issuing new bonds at lower interest rates. If a bond held by the Fund is called during a period of declining interest rates, the Fund will likely reinvest the proceeds received by it at a lower interest rate than that of the called bond, causing a decrease in the Fund's income.

•  Mortgage-Backed Securities Risk  Most mortgage-backed securities are pass-through securities, which means that the payments received by the Fund on such securities consist of both principal and interest as the mortgages in the underlying mortgage pool are paid off. The yield on such mortgage-backed securities is influenced by the prepayment experience of the underlying mortgage pool. In periods of declining interest rates, prepayments of the mortgages tend to increase. If the higher-yielding mortgages from the pool are prepaid, the yield on the remaining pool will be reduced and it will be necessary for the Fund to reinvest such prepayment, presumably at a lower interest rate.

•  Smaller Company Risk  Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•  Non-diversified Risk  Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund. A concentrated portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•  Failure to Meet Investment Objective  There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund. A concentrated portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the period indicated and by showing how the Fund's average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes. The Standard & Poor's 500 Index is generally representative of the market for the stocks of large-size U.S. companies. The
Barclays Capital Intermediate U.S. Government/Credit Index is an unmanaged index consisting of government securities and publicly issued corporate debt with maturities from one to ten years. The Blended Index reflects an unmanaged portfolio of 60% of the S&P 500 and 40% of the Barclays Capital Intermediate
U.S. Government/Credit Index. All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends.
Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver of fees and/or reimbursement of expenses by the investment adviser. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes. Updated performance information is available on our website at
weitzfunds.com or by calling us toll-free at 800-304-9745.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the period indicated and by showing how the Fund's average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Standard & Poor's 500 Index is generally representative of the market for the stocks of large-size U.S. companies. The Barclays Capital Intermediate U.S. Government/Credit Index is an unmanaged index consisting of government securities and publicly issued corporate debt with maturities from one to ten years. The Blended Index reflects an unmanaged portfolio of 60% of the S&P 500 and 40% of the Barclays Capital Intermediate U.S. Government/Credit Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-304-9745
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	weitzfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns Since Inception (October 1, 2003)
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's year-to-date return for the six months ended June 30, 2011 was 3.77%.

       Best and Worst Performing Quarters (during the period shown above)

           Quarter/Year         Total Return
Best Quarter  2nd Quarter 2009    13.95%
Worst Quarter 4th Quarter 2008    -15.68%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2010)
Balanced Fund (Prospectus Summary) | Balanced Fund | Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.68%)
Balanced Fund | Standard & Poor's 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2003
Balanced Fund | Barclays Capital Intermediate U.S. Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2003
Balanced Fund | Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Blended Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2003
Balanced Fund | Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Annual Return 2004	rr_AnnualReturn2004	11.84%
Annual Return 2005	rr_AnnualReturn2005	1.73%
Annual Return 2006	rr_AnnualReturn2006	14.33%
Annual Return 2007	rr_AnnualReturn2007	(5.26%)
Annual Return 2008	rr_AnnualReturn2008	(26.82%)
Annual Return 2009	rr_AnnualReturn2009	28.78%
Annual Return 2010	rr_AnnualReturn2010	15.66%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2003
Balanced Fund | Balanced Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.31%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2003
Balanced Fund | Balanced Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2003